Long-term debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

(millions of U.S. dollars unless otherwise noted)	Weighted average coupon
Borrowing type		Maturity	Par value		2025	2024
Senior unsecured revolving credit facilities (a)	—	2027-2030	N/A		$4.5	$250.7
Senior unsecured bank credit facilities (b)	—	2026-2031	N/A		78.5	180.3
Commercial paper (c)	—	2026	N/A		337.0	383.0
U.S. dollar borrowings
Senior unsecured notes	5.37%	2026		$1,150.0	1,147.1	1,140.2
Senior unsecured notes (d)	4.34%	2027-2047		$2,395.0	2,380.7	2,181.8
Senior unsecured utility notes (e)	6.39%	2028-2035		$107.0	114.0	145.6
Senior secured utility bonds	4.81%	2026-2044		$836.7	819.5	849.2
Canadian dollar borrowings
Senior unsecured notes	3.32%	2050	C$	200.0	144.8	137.8
Senior secured project notes	10.21%	2027	C$	9.3	6.7	9.1
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds (f)	3.40%	2028-2040	CLF	2.8	125.0	59.4
					$5,157.8	$5,337.1
Subordinated borrowings
Subordinated unsecured notes	5.25%	2082	C$	400.0	$288.2	$274.3
Subordinated unsecured notes	5.76%	2079-2082		$1,100.0	1,086.9	1,087.3
					$6,532.9	$6,698.7
Less: current portion					(364.0)	(491.7)
					$6,168.9	$6,207.0
Short-term obligations of $1,213.9 million (2024 - $118.3 million) that are expected to be refinanced on a long-term basis are presented as long-term debt.
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
8.Long-term debt (continued)
The following table sets out the bank credit facilities available to AQN and its operating groups as of December 31, 2025:

(millions of U.S. dollars)	2025	2024
Revolving and term credit facilities	$1,928.5	$2,380.3
Funds drawn on facilities/commercial paper issued	(420.0)	(814.8)
Letters of credit issued	(34.1)	(26.2)
Liquidity available under the facilities	1,474.4	1,539.3
Undrawn portion of uncommitted letter of credit facilities	(62.4)	(63.3)
Cash on hand	32.7	34.8
Total liquidity and capital reserves	$1,444.7	$1,510.8
(a)Senior unsecured revolving credit facilities
On June 24, 2025, BELCO terminated its $25.0 million senior unsecured revolving credit facility on its maturity date.
On July 10, 2025, BELCO fully repaid the $62.4 million drawn on its $100.0 million senior unsecured revolving credit facility (the "Bermuda Credit Facility"). Concurrently, BELCO amended and restated the Bermuda Credit Facility, including to decrease the facility limit to $25.0 million and extend the maturity to July 10, 2027.
On November 13, 2025, the maturity date of Liberty Utilities Co.'s ("LUCo") $1.0 billion senior unsecured revolving credit facility maturity date was extended from April 29, 2027 to November 13, 2030. Concurrently, the Company amended and restated its senior unsecured revolving credit facility, including to decrease the facility limit from $1.0 billion to $750.0 million.
(b)Senior unsecured bank credit facilities
On July 10, 2025, BELCO fully repaid its $49.5 million term loan facility ahead of its scheduled maturity of December 26, 2031.
On September 25, 2025, Suralis partially repaid CLF 1.5 million (equivalent to $62.2 million as of the date of repayment) of its term credit facilities.
(c)Commercial paper
On November 13, 2025, LUCo increased the size of its unsecured commercial paper program by $500.0 million to $1.0 billion. This increased unsecured commercial paper program now permits LUCo to issue, from time to time, unsecured commercial paper notes up to a maximum aggregate amount outstanding at any one time of $1.0 billion with varying maturities of up to 270 days from the date of issue.
(d)Senior unsecured notes
On July 10, 2025, BELCO completed a private placement offering of $200.0 million aggregate principal amount of 5.28% senior notes due June 14, 2030 (the "Senior Notes"). The Senior Notes are unsecured and unsubordinated obligations of BELCO and senior in right of payment to any existing and future subordinated indebtedness. BELCO used the net proceeds from the sale of the Senior Notes to repay certain existing indebtedness and for other general corporate purposes.
(e)Senior unsecured utility notes
On May 19, 2025, Liberty CalPeco repaid a $25.0 million senior unsecured utility note prior to its maturity on December 29, 2025.
On June 30, 2025, Liberty Utilities (Granite State Electric) Corp. repaid a $5.0 million senior unsecured utility note prior to its maturity on July 1, 2025.
8.Long-term debt (continued)
(f)Senior unsecured utility bonds
On August 13, 2025, Suralis completed a private placement offering of CLF 1.5 million (equivalent to $61.6 million as of the date of the placement) aggregate principal amount of 3.30% senior utility bonds due July 10, 2034 (the "Senior Utility Bonds"). The Senior Utility Bonds are unsecured and unsubordinated obligations of Suralis and senior in right of payment to any existing and future subordinated indebtedness. Suralis used the net proceeds to repay certain existing indebtedness and for other general corporate purposes.
As of December 31, 2025, the Company had accrued $71.8 million in interest expense (2024 - $77.0 million). Total interest expenses recognized for the years ended December 31 consist of the following:

(millions of U.S. dollars)	2025	2024
Long-term debt	$303.6	$293.5
Commercial paper, credit facility draws and related fees	16.4	100.4
Accretion of fair value adjustments	(6.1)	(4.8)
AFUDC capitalized on regulated property	(4.3)	(4.6)
Other (i)	(27.1)	(20.9)
	$282.5	$363.6
(i)Other
For the year ended December 31, 2025, other interest expense includes carrying costs deferred to regulatory assets in accordance with charges of plant-in-service accounting of $34.4 million (2024 - $31.6 million).
Principal payments due in the next five years and thereafter are as follows:

2026	2027	2028	2029	2030	Thereafter	Total
$1,577.9	$456.7	$53.2	$871.6	$882.7	$2,731.1	$6,573.2